LEASES - (Schedule of Components of Lease Income) (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Leases [Abstract]
Fixed rental and other property income	$ 51,423	$ 87,567	$ 108,096	$ 177,302	$ 342,453	$ 368,847	$ 371,139
Variable rental and other property income	8,680	12,883	20,443	27,910	50,771	60,789	52,956
Total rental and other property income	$ 60,103	$ 100,450	$ 128,539	$ 205,212	$ 393,224	429,636	424,095
Rental income						$ 429,636	$ 424,095